Financial Instruments - Summary of Reconciliation Fair Value Measurements in Level 3 of Fair Value Hierarchy (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Total gains and losses recognized in:
Equity instruments at FVOCI - net change in fair value, net of tax	$ (1,979)	$ (508)
Level 3 [Member]
Total gains and losses recognized in:
Closing balances	14,921
Opening balances	5,974
Total gains and losses recognized in:
Closing balances	3,584	5,974
Level 3 [Member] | Other Liabilities Related to Business Combination [Member]
Disclosure Of Financial Instruments [Line Items]
Acquired in business combination	14,550
Total gains and losses recognized in:
—profit or loss	1,421
-effect of movements in foreign exchange rates	(1,050)
Closing balances	14,921
Level 3 [Member] | Other Investments [Member]
Total gains and losses recognized in:
Opening balances	5,563	6,071
Total gains and losses recognized in:
Equity instruments at FVOCI - net change in fair value, net of tax	(1,979)	(508)
Closing balances	3,584	5,563
Level 3 [Member] | Right to Receive Equity Stake in Travel Entity [Member]
Total gains and losses recognized in:
Opening balances	411
Acquired in business combination		411
Total gains and losses recognized in:
—profit or loss	30
Settlement by issuance of shares (refer note 25)	$ (441)
Closing balances		411
Level 3 [Member] | Receivable from Related Party [Member]
Total gains and losses recognized in:
Opening balances		17,100
Total gains and losses recognized in:
—profit or loss		1
Amount received		$ (17,101)